UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     February 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $194,903 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      209     5840 SH       SOLE                        0        0     5840
BANK OF AMERICA CORPORATION    COM              060505104      222     4165 SH       SOLE                        0        0     4165
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     1785    44195 SH       SOLE                        0        0    44195
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1001      273 SH       SOLE                        0        0      273
BOSTON PROPERTIES INC          COM              101121101      226     2022 SH       SOLE                        0        0     2022
CITIGROUP INC                  COM              172967101      311     5583 SH       SOLE                        0        0     5583
EQUITY OFFICE PROPERTIES TRU   COM              294741103      342     7095 SH       SOLE                        0        0     7095
EQUITY RESIDENTIAL             SH BEN INT       29476L107      255     5029 SH       SOLE                        0        0     5029
GENERAL ELECTRIC CO            COM              369604103      316     8486 SH       SOLE                        0        0     8486
GENERAL GROWTH PPTYS INC       COM              370021107      242     4641 SH       SOLE                        0        0     4641
ISHARES TR                     RUSSELL1000VAL   464287598     1135    13720 SH       SOLE                        0        0    13720
ISHARES TR                     MSCI EMERG MKT   464287234    13704   121986 SH       SOLE                        0        0   121986
ISHARES TR                     MSCI EAFE IDX    464287465    56308   777669 SH       SOLE                        0        0   777669
ISHARES TR                     S&P 500 INDEX    464287200    45679   327734 SH       SOLE                        0        0   327734
ISHARES TR                     RSSL MCRCP IDX   464288869      367     6283 SH       SOLE                        0        0     6283
ISHARES TR                     RUSSELL 2000     464287655    12217   159359 SH       SOLE                        0        0   159359
ISHARES TR                     RUSSELL 3000     464287689      226     2753 SH       SOLE                        0        0     2753
ISHARES TR                     DJ US REAL EST   464287739    15696   188318 SH       SOLE                        0        0   188318
ISHARES TR                     RUSSELL 1000     464287622    22741   295957 SH       SOLE                        0        0   295957
MIDCAP SPDR TR                 UNIT SER 1       595635103      406     2771 SH       SOLE                        0        0     2771
PROLOGIS                       SH BEN INT       743410102      221     3642 SH       SOLE                        0        0     3642
PUBLIC STORAGE INC             COM              74460D109      233     2392 SH       SOLE                        0        0     2392
SIMON PPTY GROUP INC NEW       COM              828806109      360     3558 SH       SOLE                        0        0     3558
SPDR TR                        UNIT SER 1       78462F103     4332    30587 SH       SOLE                        0        0    30587
VANGUARD INDEX FDS             REIT ETF         922908553    16119   218283 SH       SOLE                        0        0   218283
VORNADO RLTY TR                SH BEN INT       929042109      250     2059 SH       SOLE                        0        0     2059